TRANSACTIONS WITH PARTIES-IN-INTEREST AND RELATED PARTIES (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment assets, fair value	$ 1,161,341,933	$ 988,176,374
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of shares purchased	5,773,780
Value of shares sold	$ 5,647,625
Number of shares held	96,935	103,450
Investment assets, fair value	$ 32,214,409	$ 36,976,215
Net depreciation	3,055,174
Dividends	$ 274,506